Investments in and Advances to Unconsolidated Affiliates - Tabular Disclosure of Differences between Share of Venture-Level Equity and Investment Balances (Parenthetical) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
CityCenter Holdings, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	$ (1,800,191)	$ (1,857,673)
Borgata [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	(126,446)	$ (130,333)
Land [Member] | CityCenter Holdings, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	426,000
Land [Member] | Borgata [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	$ 90,000